Finance receivables, net (Tables)	12 Months Ended
Dec. 31, 2017
Finance receivables, net
Schedule of finance receivables
The Group provides automobile financial leasing services on its automotive financial services platform. Detailed information of finance receivables as of December 31, 2016 and 2017 are as follows:

	2016	2017
	RMB	RMB

Finance receivables, gross
- Within one year	7,443,959	16,363,872
- After one year but not more than five years	8,935,544	17,224,604

	16,379,503	33,588,476

Unearned finance income	(2,673,982)	(3,662,702)

	13,705,521	29,925,774

Allowance for credit losses	(22,486)	(134,169)

Finance receivables, net	13,683,035	29,791,605

Schedule of Aging Analysis of Finance Receivables
Aging analysis of finance receivables are as follows:

	2016	2017
	RMB	RMB

Not past due	13,497,984	29,069,556

Past due
- Up to 1 month	110,032	411,830
- 1 to 3 months	40,331	198,671
- 3 to 6 months	37,584	177,070
- Over 6 months	19,590	68,647

	13,705,521	29,925,774

Allowance for credit losses	(22,486)	(134,169)

Finance receivables, net	13,683,035	29,791,605

Schedule of movements in the allowance for credit losses
The movements in the allowance for credit losses are as follows:

	2016	2017
	RMB	RMB

Balance as of January 1	-	22,486
Charge for the year	29,052	196,320
Write off for the year	(6,566)	(84,637)

Balance as of December 31	22,486	134,169